Basis of Preparation of the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Basis of Preparation of the Consolidated Financial Statements
2.	BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
2.a) Basis of preparation
Application of IFRS
The consolidated financial statements of the Group for the fiscal years ended December 31, 2022, 2021 and 2020 are presented in accordance with IFRS as issued by the IASB.
The amounts and other information corresponding to the fiscal years ended on December 31, 2021 and 2020 are an integral part of the consolidated financial statements mentioned above. See Note 2.d).
These consolidated financial statements were approved by the Board of Directors and authorized to be issued on March 9, 2023.
Fiscal year-end
The Company’s fiscal year begins on January 1 and ends on December 31, each year.
Current and Non-current classification
The presentation in the consolidated statement of financial position makes a distinction between current and non-current assets and liabilities, according to the activitie’s operating cycle. Current assets and liabilities include assets and liabilities which are realized or settled within the 12-month period from the end of the fiscal year. All other assets and liabilities are classified as non-current.
Income tax liabilities and deferred tax assets and liabilities are presented separately from each other and from other assets and liabilities, as current and non-current, as applicable.
Accounting criteria
The consolidated financial statements have been prepared under historical cost criteria, except for financial assets measured at fair value through profit or loss.
Non-monetary assets and liabilities of subsidiaries having the peso as functional currency, were adjusted for inflation. See Note 2.b.1).

Use of estimates
The preparation of financial statements at a certain date requires the Company to make estimates and assessments affecting the amount of assets and liabilities recorded, contingent assets and liabilities disclosed at such date, as well as income and expenses recorded during the fiscal year. Future results might differ from the estimates and assessments made on the date of preparation of these consolidated financial statements.
The description of any significant estimates and accounting judgments made by the Company in applying the accounting policies, as well as the key estimates and areas with greater degree of complexity which require more critical judgments, are disclosed in Note 2.c).
Consolidation policies
For purposes of presenting the consolidated financial statements, the full consolidation method was used with respect to all subsidiaries, which are those companies which the Group controls. The Group controls an entity when it is exposed or is entitled to the variable results arising from its equity interest in the entity and has the ability to affect those results through its power over the entity. This capacity is, in general but not solely, obtained by the direct or indirect ownership of more than 50% of the voting shares of an entity.
Interest in JO and other agreements which give the Group a contractually-established percentage over the rights of the assets and obligations that emerge from the contract, have been consolidated line by line on the basis of the participation over the assets, liabilities, income and expenses related to each contract. Assets, liabilities, income and expenses of JO are presented in the consolidated statement of financial position and in the consolidated statement of comprehensive income, in accordance with their respective nature.
Note 10 details the fully consolidated controlled subsidiaries. Furthermore, the Note 29 details the main JO, proportionally consolidated.
In the consolidation process, balances, transactions, profits and losses between consolidated companies and JO have been eliminated.
The Company’s consolidated financial statements are based on the most recent available financial statements of the companies which YPF controls, taking into consideration, where applicable, significant subsequent events and transactions, management information available and transactions between YPF and such subsidiaries, which could have produced changes to their shareholders’ equity. The date of the financial statements of such subsidiaries used in the consolidation process may differ from the date of YPF’s consolidated financial statements due to administrative reasons. The accounting principles and procedures used by subsidiaries have been homogenized, where appropriate, with those used by YPF in order to present the consolidated financial statements based on uniform accounting and presentation policies. The financial statements of subsidiaries whose functional currency is different from the YPF’s presentation currency are translated using the procedure set out in Note 2.b.1).
The Group holds 100% of capital of the consolidated companies, with the exception of the holdings in Metrogas and YTEC. The Group takes into account quantitative and qualitative aspects to determine which subsidiaries have significant non-controlling interests. In accordance with the previously mentioned, the Group concluded that there are no significant non-controlling interests to be disclosed, as required by IFRS 12 “Disclosure of Interests in Other Entities”.
Financial information of subsidiaries, associates and joint ventures in hyperinflationary economies
Under IAS 29 “Financial Reporting in Hyperinflationary Economies” the financial statements of an entity whose functional currency is the currency of a hyperinflationary economy shall be stated in terms of the measuring unit current at the end of the reporting period or fiscal year. The standard sets forth quantitative and qualitative factors to be contemplated in order to determine whether or not an economy is hyperinflationary.

In recent years, inflation in Argentina has been high, with an accumulated inflation rate exceeding 100% over the last 3 years. In addition, certain qualitative and quantitative factors, such as the significant devaluation of the peso, led to the conclusion that the restatement by inflation of annual or interim financial statements corresponding to annual or interim periods ending after July 1, 2018, should be applied.
Companies could not present their restated financial statements because Decree No. 664/2003 of the PEN prohibited regulatory agencies (including the CNV) from receiving financial statements adjusted for inflation.
Law No. 27,468, published on December 4, 2018 in the BO repealed Decree No. 1,269/2002 of the PEN as amended (including the aforementioned Decree No. 664/2003). The provisions of the aforementioned Law became in full force and effect as of December 28, 2018, the date of the publication of the General Resolution No. 777/2018 of the CNV, which established that annual financial statements, interim and special periods closing from December 31, 2018 inclusive, must be submitted adjusted for inflation, as established by IAS 29. The FACPCE’s guidelines will be applied to those issues not specifically addressed in the aforementioned regulations.
Although the application of IAS 29 does not directly affect YPF because its functional currency is the dollar, as mentioned in Note 2.b.1), it does affect the investments that the Company has in its subsidiaries, associates and joint ventures whose functional currency is the peso, all of which have adjusted their financial statements.
In compliance with IAS 29 guidelines, the adjustment was based on the last date on which subsidiaries, associates and joint ventures whose functional currency is the peso restated their financial statements to reflect the effects of inflation. For this purpose, in general terms, the inflation from the date of acquisition or addition, or from the date of asset revaluation, as applicable, was computed in balances of non-monetary assets and liabilities. As a result of the adjustment for inflation in such financial statements, the value of non-monetary items increased, with the cap of their recoverable value, and with the consequent effect on deferred tax. Regarding income statement, in addition to the restatement of revenues, costs, expenses and other items, the net monetary position effect was included in a separate item in “Other financial results”.
2.b) Significant accounting policies
2.b.1) Functional and reporting currency and tax effect on other comprehensive income
Functional currency
YPF, based on parameters set out in IAS 21 “The Effects of Change in Foreign Exchange Rates”, has defined the dollar as its functional currency. Consequently, non-monetary cost-based measured assets and liabilities, as well as income or loss, are remeasured into functional currency by applying the exchange rate prevailing at the date of the transaction.
Transactions in currencies other than the functional currency of the Company are deemed to be foreign currency transactions and are remeasured into functional currency by applying the exchange rate prevailing at the date of the transaction (or, for practical reasons and when exchange rates do not fluctuate significantly, the average exchange rate for each month). At the end of each fiscal year or at the time of payment, the balances of monetary assets and liabilities in currencies other than the functional currency are measured at the exchange rate prevailing at such date and the exchange differences arising from such measurement are recognized in “Net financial results” in the consolidated statement of comprehensive income for the fiscal year in which they arise.
Assets, liabilities and results of subsidiaries, associates and joint ventures are expressed in their respective functional currencies. The effects of the conversion into dollar of the financial information of those companies whose functional currency is other than the dollar are recorded in “Other comprehensive income” in the consolidated statement of comprehensive income for the fiscal year in which they arise.

Presentation currency
The information included in these consolidated financial statements is presented in dollars, which is the Company’s functional currency, that is, the currency of the primary economic environment in which the entity operates.
The consolidated financial statements used by YPF for statutory, legal and regulatory purposes in Argentina are those in Argentine pesos and filed with the CNV and approved by the Board of Directors and authorized to be issued on March 9, 2023.
Effective 2022, the Company changed its presentation currency from peso to dollar. The Company believes that the change in presentation currency provides users of the financial statements with a better reflection of the Company’s business activities and enhance the comparability of the Company’s financial information to its peers.
The change in presentation currency represents a voluntary change in accounting policy, which is accounted for retrospectively according to IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors”.
Due to this change these consolidated financial statements for all comparative periods reported have been presented in dollars.
Effect of the translation of investments in subsidiaries, associates and joint ventures with functional currency corresponding to a hyperinflationary economy
Under IAS 21, the financial statements of a subsidiary with the functional currency of a hyperinflationary economy have to be restated according to IAS 29 before they are included in the consolidated financial statements of its parent company with a functional currency of a non-hyperinflationary economy, except for their comparative figures.
Following the aforementioned guidelines, the results and financial position of subsidiaries with the peso as functional currency were translated into dollar by the following procedures: All amounts (i.e., assets, liabilities, stockholders’ equity items, expenditures and revenues) were translated at the exchange rate effective at the closing date of the financial statements, except for comparative amounts, which were presented as current amounts in the financial statements of the previous fiscal year (i.e., these amounts were not be adjusted to reflect subsequent variations in price levels or exchange rates). Thus, the effect of the restatement of comparative amounts was recognized in “Other comprehensive income” in the consolidated statement of comprehensive income.
These criteria were also implemented by the Group for its investments in associates and joint ventures.
When an economy ceases to be hyperinflationary and an entity ceases to restate its financial statements in accordance with IAS 29, it will use the amounts restated according to the price level of the date on which the entity ceased to make such restatement as historical costs, in order to translate them into the presentation currency.

Tax effect on other comprehensive income
Results included in “Other comprehensive income” in the consolidated statement of comprehensive income have no effect on the income tax or in the deferred tax since at the time they were generated, the relevant transactions did not make any impact on net accounting result nor in taxable result.
2.b.2) Financial assets
Classification
In accordance with IFRS 9 “Financial Instruments”, the Group classifies its financial assets into 2 categories:

(i)	Financial assets at amortized cost:
Financial assets are measured at amortized cost if both of the following criteria are met: (1) the objective of the Group’s business model is to hold the assets to collect the contractual cash flow; and (2) the contractual terms only require specific dates for payments of principal and interest.
In addition, and for assets that meet the aforementioned conditions, IFRS 9 contemplates the option of designating, at the time of the initial recognition, an asset as measured at its fair value, if doing so would eliminate or significantly reduce the valuation or recognition inconsistency that could arise in the event that the valuation of the assets and liabilities or the recognition of profit or losses resulting therefrom be carried out on different bases. The Group has not designated a financial asset at fair value by using this option.

(ii)	Financial assets at fair value through profit or loss:
If either of the 2 criteria above are not met, the financial asset is classified as an asset measured at fair value through profit or loss.
Recognition and measurement
Purchases and sales of financial assets are recognized on the date on which the Group commits to purchase or sell the assets. Financial assets are derecognized when the rights to receive cash flows from the investments and the risks and rewards of ownership have expired or have been transferred.
Financial assets at amortized cost are initially recognized at fair value plus transaction costs. These assets accrue interest based on the effective interest rate method.
Financial assets at their fair value through profit or loss are initially recognized at fair value and transaction costs are recognized as an expense in the consolidated statement of comprehensive income. They are subsequently valued at fair value. Changes in fair values and results from sales of financial assets at fair value through profit or loss are recorded in “Net financial results” in the consolidated statement of comprehensive income.
In general, the Group uses the transaction price to ascertain the fair value of a financial instrument on initial recognition. In other cases, the Group records a profit or loss on initial recognition only if the fair value of the financial instrument can be supported by other comparable and observable market transactions for the same type of instrument or if it is based in a technical valuation that only inputs observable market information. Unrecognized profits or losses on initial recognition of a financial asset are recognized later on, only to the extent they arise from a change in the factors (including time) that market participants would consider upon setting the price.
Profit or loss on debt instruments measured at amortized cost and not included for hedging purposes are charged to income when the financial assets are derecognized or an impairment loss is recognized and during the amortization process using the effective interest rate method. The Group reclassifies all investments on debt instruments only when its business model for managing those assets changes.

Impairment of financial assets
The Group assesses the impairment of its financial assets according to the expected credit losses model. The impairment methodology applied depends on whether there has been a significant increase in credit risk.
For trade receivables, the Group applies the simplified approach allowed by IFRS 9, which requires expected lifetime credit losses to be recognized from initial recognition of the receivables. See Note 2.b.18).
Offsetting financial instruments
Financial assets and liabilities are offset when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously.
2.b.3) Inventories
Inventories are valued at the lower value between their cost and their net realizable value. Cost includes acquisition costs (less trade discount, rebates and other similar items), transformation and other costs, which have been incurred when bringing the inventory to its present location and condition. The net realizable value is the estimated selling price in the ordinary course of business less selling expenses.
In the case of refined products, costs are allocated in proportion to the selling price of the related products (isomargen method) due to the difficulty for distributing the production costs to each product. Raw materials, packaging and other inventory are valued at their acquisition cost.
The Group assesses the net realizable value of the inventories at the end of each fiscal year and recognizes in profit or loss in the consolidated statement of comprehensive income the appropriate valuation adjustment if the inventories exceed their net realizable value. When the circumstances that previously caused impairment no longer exist or when there is clear evidence of an increase in the inventories’ net realizable value because of changes in economic circumstances, the amount of a write-down is reversed.
2.b.4) Intangible assets
The Group initially recognizes intangible assets at their acquisition or development cost. This cost is amortized on a over the useful lives of these assets, if applicable. At the end of each year, such assets are measured at their acquisition or development cost, considering the criteria adopted by the Group in the transition to IFRS, less its respective accumulated amortization and, if applicable, impairment losses.
The main intangible assets of the Group are as follows:
Service concessions arrangements
Includes transportation and storage concessions. These assets are valued at their acquisition cost, considering the criteria adopted by the Group in the transition to IFRS, net of accumulated amortization. They are depreciated using the straight-line method during the course of the concession period.
The Hydrocarbons Law allows the PEN and the provinces to award concessions for the transportation of hydrocarbons for similar periods to the terms of the exploitation concessions granted (see Note 35.a.1)). Under of this regulatory framework, holders of production concessions are entitled to receive a transportation concession for the oil, natural gas and petroleum products that they produce. The holder of a transportation concession has the right to:

-	Transport oil, natural gas and petroleum products.

-
Build and operate pipelines for oil, natural gas and their derivatives, storage facilities, pump stations, compressor plants, roads, railways and other facilities and equipment necessary for the efficient operation of a pipeline system.

In addition, a transportation concession holder is under an obligation to transport hydrocarbons to third parties, without discrimination, in exchange for a tariff. This obligation, however, is applicable to oil or natural gas producers only to the extent the concession holder has available additional capacity and is expressly subject to the transportation requirements of the concession holder. Transportation tariffs are subject to approval by the SE for oil and petroleum derivatives pipelines, and by ENARGAS for gas pipelines. Upon expiration of a transportation concession, pipelines and related facilities revert to the Argentine Government, without any payment to the concession holder.
In connection with the foregoing, the Privatization Law granted the Company 35-year transportation concessions for the transportation facilities operated by Yacimientos Petrolíferos Fiscales S.E. as of such date, with the possibility of being extended for 10 years. The main pipelines related to said transportation concessions are the following:

-	La Plata / Dock Sud
-	Puerto Rosales / La Plata
-	Monte Cristo / San Lorenzo
-	Puesto Hernández / Luján de Cuyo
-	Luján de Cuyo / Villa Mercedes
Thus, assets meeting certain requirements set forth by the IFRIC 12, which the Company’s judgment are met in the facilities mentioned in the preceding paragraphs, are recognized as intangible assets.
Exploration rights
The Group classifies exploration rights as intangible assets, which are valued at their cost, considering the deemed cost criteria adopted by the Group in the transition to IFRS, net of the related impairment, if applicable.
Investments related to unproved oil reserves or fields under evaluation are not depreciated. These investments are reviewed for impairment at least once a year, or whenever there are indicators that the assets may have become impaired. Any impairment loss or reversal is recognized in the consolidated statement of comprehensive income. Exploration costs (geological and geophysical expenditures, expenditures associated with the maintenance of unproved reserves and other expenditures relating to exploration activities), excluding exploratory well drilling costs, are charged to expense in the consolidated statement of comprehensive income as incurred.
Other intangible assets
This section mainly includes costs relating to computer software development expenditures, as well as assets that represent the rights to use technology and knowledge (“know how”) for the manufacture and commercial exploitation of equipment related to oil and/or natural gas extraction. These items are valued at their acquisition cost, considering the deemed cost criteria adopted by the Group in the transition to IFRS, net of the related depreciation and impairment, if applicable.
These assets are amortized on a straight-line basis over their useful lives, which range between 3 and 15 years. The Group reviews the aforementioned estimated useful life annually.
The Group has no intangible assets with indefinite useful lives as of December 31, 2022, 2021 and 2020.
2.b.5) Investments in associates and joint ventures
Investments in associates and joint ventures are valued using the equity method.

According to this method, the investment is initially recognized at cost under “Investments in associates and joint ventures” in the consolidated statement of financial position, and the book value increases or decreases to recognize the investor’s interest in the income of the associate or joint venture after the acquisition date, which is reflected in the consolidated statement of comprehensive income under “Income from equity interests in associates and joint ventures”. The investment includes, if applicable, the goodwill identified in the acquisition.
Associates are those entities in respect of which the Group has significant influence, understood as the power to participate in the financial and operating policy decisions of the investee but not control or joint control over those policies. Significant influence is presumed in companies in which a company has an interest of 20% or more and less than 50%.
Joint arrangements are contractual agreements through which the Group and the other party or parties have joint control. Under the provisions of IFRS 11 “Joint Arrangements” and IAS 28 “Investments in Associates and Joint Ventures”, investments in which 2 or more parties have joint control (defined as a “joint arrangement”) should be classified as either a JO (when the parties that have joint control have rights to the assets and obligations for the liabilities relating to the joint arrangement) or a joint venture (when the parties that have joint control have rights to the net assets of the joint arrangement). Considering such classification, JO should be proportionally consolidated while joint ventures are accounted for under the equity method.
Associates and joint ventures have been valued based upon the latest available financial statements of these companies as of the end of each year, taking into consideration, if applicable, significant subsequent events and transactions, available management information and transactions between the Group and the related company that have produced changes on the latter’s shareholders’ equity. The dates of the financial statements of such related companies used in the consolidation process may differ from the date of the Company’s consolidated financial statements due to administrative reasons. The accounting principles and procedures used by associates and joint ventures have been homogenized, where appropriate, with those used by the Group in order to present the consolidated financial statements based on uniform accounting and presentation policies. The financial statements of associates and joint ventures whose functional currency is the currency of a hyperinflationary economy and/or different from the presentation currency are translated using the procedure set out in Note 2.b.1).
Investments in companies in which the Group has no significant influence or joint control, are valued at cost.
Investments in companies with negative shareholders’ equity are disclosed in the “Other liabilities”.
On each closing date or upon the existence of signs of impairment, it is determined whether there is any objective evidence of impairment in the value of the investment in associates and joint ventures. If this is the case, the Group calculates the amount of the impairment as the difference between the recoverable value of associates and joint ventures and their book value and recognizes the difference under “Income from equity interests in associates and joint ventures” in the consolidated statement of comprehensive income. The recorded value of investments in associates and joint ventures does not exceed their recoverable value.
Note 10 details the investments in associates and joint ventures.
2.b.6) Property, plant and equipment
Property, plant and equipment are valued at their acquisition cost, plus all the costs directly related to the location of such assets for their intended use, considering the deemed cost criteria adopted by the Group in the transition to IFRS.
Borrowing costs of assets that require a substantial period of time to be ready for their intended use are capitalized as part of the cost of these assets until they are ready for their intended use or sale.

Major inspections, necessary to restore the service capacity of the related asset are capitalized and depreciated on a straight-line basis over the period until the next overhaul is scheduled.
The costs of renewals, betterments and enhancements that extend the useful life of properties and/or improve their service capacity are capitalized. As property, plant and equipment are retired, the related cost and accumulated depreciation are derecognized.
Repair, conservation and ordinary maintenance expenses are recognized in the consolidated statement of comprehensive income as incurred.
These assets are reviewed for impairment at least once a year, or whenever there are indicators that the assets may have become impaired, as detailed in Note 2.b.8).
Depreciation
Property, plant and equipment, other than those related to oil and natural gas production activities, are depreciated using the straight-line method, over the years of estimated useful life of the assets, as follows:

Years of Estimated Useful Life
Buildings and other constructions	50
Refinery equipment and petrochemical plants	20 - 25
Infrastructure for natural gas distribution	20 - 50
Transportation equipment	5 - 25
Furniture, fixtures and installations	10
Selling equipment	10
Other property	10
Land is classified separately from the buildings or facilities that may be located on it and is deemed to have an indefinite useful life. Therefore, it is not depreciated.
The Group reviews the estimated useful life of each class of assets annually.
Oil and natural gas production activities
The Group recognizes oil and natural gas exploration and production transactions using the successful-efforts method. The costs incurred in the acquisition of new WI in areas with proved and unproved reserves are capitalized as incurred in the “Mining properties, wells and related equipment” account. Costs related to exploration permits are classified as intangible assets.
Exploration costs, excluding the costs associated with exploratory wells, are charged to expense as incurred. Costs of drilling exploratory wells, including stratigraphic test wells, are capitalized pending determination as to whether the wells have found proved reserves that justify commercial development. If such reserves are not found, the mentioned costs are charged to expense. Occasionally, an exploratory well may be determined to have found oil and natural gas reserves, but classification of those reserves as proved cannot be made. In those cases, the drilling cost of the exploratory well will continue to be capitalized if the well has found a sufficient quantity of reserves to justify its completion as a producing well, and the Group is making sufficient progress assessing the reserves as well as the economic and operating viability of the project. If any of the mentioned conditions are not met, the drilling cost of the exploratory well is charged to the profit or loss of the fiscal year. In addition, the exploratory activity involves, in many cases, the drilling of multiple wells throughout several years in order to completely evaluate a project. As a consequence, some exploratory wells may be kept in evaluation for long periods, pending the completion of additional wells and exploratory activities needed to evaluate and quantify the reserves related to each project. The detail of the exploratory well costs in evaluation stage is described in Note 8.
Drilling costs applicable to productive wells and to developmental dry holes, as well as tangible equipment costs related to the development of oil and natural gas reserves, have been capitalized.

The capitalized costs described above are depreciated as follows:

-
The capitalized costs related to productive activities have been depreciated by field on a unit-of-production basis by applying the ratio of produced oil and natural gas to estimate proved developed oil and natural gas reserves estimated to recover.

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The capitalized costs related to the acquisition of property and the extension of concessions with proved reserves have been depreciated by field on a unit-of-production basis by applying the ratio of produced oil and natural gas to the proved oil and natural gas reserves.

Revisions in estimates of oil and natural gas proved reserves are considered prospectively in the calculation of depreciation. Revisions in estimates of reserves are performed at least once a year. Estimates of reserves are audited by external independent third parties on a 3-year rotation cycle.
Costs related to hydrocarbon well abandonment obligations
Costs related to hydrocarbon well abandonment obligations are capitalized at their discounted value along with the related assets and are depreciated using the unit-of-production method. As compensation, a liability is recognized for this concept at the estimated value of the discounted payable amounts. Revisions of the payable amounts are performed upon the current costs incurred in abandonment obligations considering internal and external available information. Due to the number of wells in operation and/or not abandoned, as well as the complexity with respect to different geographic areas where the wells are located, current costs incurred in plugging activities, weighted by the complexity level of the wells, are used for estimating the plugging activities costs of the wells pending abandonment. These costs are the best estimate of the liability hydrocarbon well abandonment obligations. Future changes in the costs mentioned above, the discount rate, the useful lifespan of the wells and their estimate of abandonment, as well as changes in regulations related to abandonment, which are not possible to be predicted as of the date of issuance of these consolidated financial statements, could affect the value of the hydrocarbon well abandonment obligations and, consequently, the related asset, affecting the results of future operations. Such changes are recognized pursuant to IFRIC 1, which indicates that changes in liabilities will be added to or deducted from the asset cost corresponding to the current period, taking into account that if the decrease in liabilities exceeds the carrying amount of assets, the excess will be recognized in the profit or loss of the fiscal year.
Environmental property, plant and equipment
The Group capitalizes the costs incurred in limiting, neutralizing or preventing environmental pollution only in those cases where at least one of the following conditions is met: (i) the expenditure improves the safety or efficiency of an operating plant (or other productive assets); (ii) the expenditure prevents or limits environmental pollution at operating facilities; or (iii) the expenditure is incurred to prepare assets for sale and does not raise the assets’ carrying value above their estimated recoverable value.
The environmental related property, plant and equipment and the corresponding accumulated depreciation are disclosed together with the other elements that are part of the corresponding property, plant and equipment which are classified according to their accounting nature.
2.b.7) Provisions and contingent assets and liabilities
The Group makes a distinction between:
Provisions
Provisions represent legal or assumed obligations arising from past events, the settlement of which is expected to give rise to an outflow of resources and whose amount and timing are uncertain. Provisions are recognized when the liability or obligation-giving rise to an indemnity or payment arises, to the extent that its amount can be reliably estimated and that the obligation to settle is probable or certain. Provisions include both obligations whose occurrence does not depend on future events (such as provision for environmental liabilities and provision for hydrocarbon wells abandonment obligations), as well as obligations that are probable and can be reasonably estimated whose realization depends on the occurrence or non-ocurrence of one or more future events not wholly within the control of the Group (such as provision for contingencies). The amount recorded as provision corresponds to the best estimate of expenditures required to settle the obligation, taking into consideration the relevant risks and uncertainties. See Note 16.

Except for provisions for hydrocarbon wells abandonment obligations, where the timing of settlement is estimated on the basis of the work plan of the Group and considering the estimated production of each field (and therefore its abandonment), in relation to other non-current provisions, it is not possible to reasonably estimate a specific schedule of settlement of the provisions considering the characteristics of the concepts included.
When a contract qualifies as onerous, the related unavoidable liabilities are recognized in the consolidated financial statements as provisions, net of the expected benefits.
Contingent liabilities
Contingent liabilities represent possible obligations that arise from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more future events not wholly within the control of the Group, or present obligations arising from past events, the amount of which cannot be estimated reliably or whose settlement is not likely to give rise to an outflow of resources embodying future economic benefits. Contingent liabilities are not recognized in the consolidated financial statements, but rather are disclosed in a note to the extent they are possible and significant, as required by IAS 37 “Provisions, Contingent Liabilities and Contingent Assets”. See Note 33.b).
Contingent assets
Contingent assets represent potential assets arising from past events whose existence is subject to the occurrence or non-occurrence of one or more future events not wholly within the control of the Group. They are recognized when the realization of economic benefit associated with them becomes almost certain, at which time they cease being contingent in nature. Consequently, contingent assets are not recorded in the financial statements, but rather disclosed in a note to the extent that the inflow of economic benefits is probable and significant, as required under IAS 37. See Note 33.a).
In relation to certain provisions and contingent assets and liabilities, the Group, in accordance with the established exemption contemplated in IAS 37, has decided not to set forth certain critical information that could seriously impair it in the claims made by third parties.
2.b.8) Impairment of property, plant and equipment and intangible assets
To evaluate the impairment of property, plant and equipment and intangible assets, the Group compares their carrying value with their recoverable amount at the end of each year, or more frequently, if there are indications that an asset may be impaired or recovered.
In order to assess impairment, assets are grouped into CGU, whereas the assets do not generate cash flows that are independent of those generated by other assets or CGU, considering regulatory, economic, operational and commercial conditions. This aggregation is the best reflection of how the Group currently makes its assets management decisions for the generation of independent cash flows.
The main CGU in which the Group’s assets have been grouped are:

-	CGU Oil

-	CGU Gas - Neuquina Basin

-	CGU Gas - Noroeste Basin

-	CGU Gas - Austral Basin

-	CGU Gas and Power YPF

-	CGU Midstream

-	CGU Metrogas

-	CGU Downstream YPF

-	CGU AESA
The recoverable amount of each CGU is the higher of the fair value less costs of disposal and the value in use. In assessing the value in use of each CGU, the estimated future cash flows are discounted to their present value using a rate that reflects the weighted average cost of capital employed.

If the recoverable amount of a CGU is estimated to be less than its carrying amount, the carrying amount of the CGU is reduced to its recoverable amount, and an impairment loss is recognized in the consolidated statement of comprehensive income.
Any impairment loss is allocated to the assets comprising the CGU on a pro-rata basis based on their carrying amount. Consequently, the basis for future amortization will take into account the reduction in the value of the asset as a result of any accumulated impairment losses.
Upon the occurrence of new events or changes in existing circumstances, which prove that an impairment loss previously recognized could have disappeared or decreased, a new estimate of the recoverable amount of the corresponding asset is calculated to determine whether a reversal of the impairment losses recognized in previous fiscal years needs to be made. See Note 2.c).
In the event of a reversal, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount so that the increased carrying amount does not exceed the carrying amount that would have been determined in case no impairment loss had been recognized for the asset or CGU in the past.
2.b.9) Methodology used in the estimation of recoverable amounts
The methodology used to estimate the recoverable amount of property, plant and equipment and intangible assets consists of using the higher of: (i) the calculation of the value in use, based on expected future cash flows from the use of such assets, discounted at a rate that reflects the weighted average cost of capital; and, if available, (ii) the price that would be received in a regular transaction between market participants to sell the asset, less the disposal costs of such assets.
In the assessment of the value in use, cash flow forecasts based on the best estimate of income and expense available for each CGU using past results and future expectations of business evolution and market development are utilized. The most sensitive aspects included in the cash flows used in CGUs are the purchase and sale prices of hydrocarbons (including applicable natural gas distribution fees), outstanding regulations, estimates of cost increases, personnel costs and investments.
The cash flows from CGUs that group assets of fields with oil and natural gas reserves are projected for a period that covers the economically productive useful lives of the fields and is limited by the contractual expiration of the concession permits, agreements or exploitation contracts. The estimated cash flows are based on production levels, commodity prices and estimates of the future investments that will be necessary in relation to undeveloped oil and natural gas reserves, production costs, field decline rates, market supply and demand, contractual conditions and other factors. The unproved reserves are weighted with risk factors, based on the type of each one of the assets.
The cash flows from CGUs that group assets other than those mentioned in the previous paragraph are estimated on the basis of projected sales trends, contribution margins by unit, fixed costs, variable costs and investment flows, in line with the expectations regarding the specific strategic plans of each business. However, cash inflows and outflows relating to planned restructurings or productivity enhancements are not considered. The projections’ evaluation horizon is 5 years, considering annual rent for the last period, based on the long useful life of these CGUs assets.
The reference prices considered are based on a combination of projected prices available in those markets where the Group operates, taking into consideration specific circumstances that could affect different products the Group commercializes and the Company’s estimations and judgments.

2.b.10) Employee benefit plans and share-based payments
Retirement plan
Effective March 1, 1995, the Group has established a defined contribution retirement plan that provides benefits for each employee who elects to join the plan. Each plan member will pay an amount between 3% and 10% of their monthly compensation, and the Group will pay an amount equal to that contributed by each member.
The plan members will receive from the Group the contributed funds before retirement only in the case of voluntary termination under certain circumstances or dismissal without cause and, additionally, in case of death or incapacity. The Group has the right to discontinue this plan at any time, without incurring termination costs.
Objective performance bonus programs and performance evaluation programs
These programs cover certain of the Group’s personnel. These bonuses are based on compliance with corporate objectives, business unit objectives and individual performance. They are calculated considering the annual compensation of each employee, certain key factors related to the fulfillment of these objectives and the performance evaluation of each employee and are paid in cash.
Share-based benefit plan
From the fiscal year 2013 YPF has decided to implement a share-based benefit plan. This plan, organized in annual programs, covers certain executive and management positions and key personnel or personnel with critical technical knowledge. The above-mentioned plan is aimed at aligning the performance of these personnel with the objectives of the strategic plan of the Company.
This plan consists in giving participation, through shares of the Company, to each selected employee with the condition of remaining in it for the previously defined period (up to 3 years from the grant date, hereinafter “service period”), being this the only necessary condition to access the agreed final retribution.
For accounting purposes, YPF recognizes the effects of the plan in accordance with the guidelines of IFRS 2 “Share-based Payment”:

-
For
equity-settled
share-based
payment transactions, a cost is recognized on a straight-line basis over the period of service, based on the Group’s estimate of the number of equity instruments that will finally be granted considering their fair value on the date the plan is awarded, with an offsetting credit entry in the equity account entitled “Share-based benefit plans”. At the end of each year, the Group reviews the number of equity instruments it expects will be finally granted based on the conditions of the award specified under the respective plan.

-
For
cash-settled
share-based
payment transactions, a liability is recognized for the goods or services acquired, originally measured at the liability’s fair value. At the end of each year until the liability is settled, and on the settlement date, the liability’s fair value is remeasured and any change in such value is recognized in profit or loss for the fiscal year.

2.b.11) Revenues
Revenues from contracts with customers
In compliance with IFRS 15 “Revenue from Contracts with Customers”, the Group has classified the main contracts with customers, as follows:

(i)	Contracts for the sale of fuel in consignment
(ii)	Contracts for the direct sale of fuel
(iii)	Contracts for the sale of natural gas
(iv)	Contracts and agreements for the sale of other refined products
(v)	Construction contracts
In the first four types of contracts, related to the sale of goods, income is recognized when the control of the goods is transferred to the customer. Even in the case of consignment contracts, revenue is not recognized until the good is sold to the intermediarys customer. It is emphasized that in these contracts there are no performance obligations that are separate or different from the delivery of goods.
In the case of construction contracts, revenue is recognized considering the estimated final margin for each project that arises from technical studies on sales and the estimated total costs of each of them, as well as their physical progress. In this type of contracts, performance obligations are satisfied over time.
In accordance with the requirements of IFRS 15, revenues have been broken down by (i) type of good or service, (ii) sales channels, and (iii) target market, according to the reported business segments.
Income from Government incentive programs
In compliance with IAS 20 “Accounting for Government Grants and Disclosure of Government Assistance” incentives granted by the National Government are grants whose recognition is made at their fair value when there is a reasonable certainty that the incentives will be received and that regulatory requirements related thereto have been fulfilled.
Income from Government incentives are disclosed as part of the income for the period in the “National Government incentives” line under “Revenues”. Income from Government incentives related to an expense are disclosed net of their related expenses.
As required under IAS 20, the nature and extent of Government incentives are described in Notes 35 and 36.
2.b.12) Leases
The Group registers its leases in accordance with IFRS 16 “Leases”.
The model is based on the definition of lease, which is mainly related to the concept of control. IFRS 16 distinguishes between lease contracts and service contracts on the basis of whether an identified asset is under the customer’s control, which exists if the customer has the right to: i) obtain substantially all of the economic benefits from the use the asset; and ii) direct the use of the asset.

The Group as lessee
Once the lease has been identified, the Group recognizes the following items:

-	Right-of-use assets, whose cost includes:

(i)	The amount of the initial measurement of the lease liability.

(ii)	Any rent paid to the lessor prior to the commencement date or on the same date, after discounting any incentive received for the lease.

(iii)	The initial direct costs incurred by the lessee.

(iv)
An estimate of the costs to be incurred by the lessee in dismantling and eliminating the underlying asset, restoring the place where the underlying asset is located or restoring the underlying asset to the condition required by the terms and conditions of the lease, unless such costs are incurred at the time of making of the inventories. The Group could incur in certain liabilities because of such costs either on the date of commencement of the term of the lease, or because of having used the underlying asset during a specified period.

Subsequently, the valuation of right-of-use of assets will be based on the cost model under IAS 16 “Property, Plant and Equipment” (recognizing therefore the depreciation in a straight-line during the extension of the lease, unless another basis is more representative). Depreciation is estimated by the straight-line method based on the term of each lease contract, except where the useful life of the underlying asset is shorter.
In order to assess the impairment of right-of-use assets, the Group compares their carrying value with their recoverable amount at fiscal year end, or more frequently, if there are indicators that the amount of any given asset could have suffered an impairment, grouping assets into CGU and applying the guidelines under IAS 36, which are described in Notes 2.b.8) and 2.b.9).
Lease contracts in which the Group is the lessee mainly correspond to the leasing of:

-
Exploitation equipment and facilities, which include equipment for installations and production equipment in reservoirs, such as drilling equipment, workover and lifting pumps. The average term of these contracts is 3 years, establishing minimum guaranteed payments based on the availability of these assets, and also variable payments estimated based on a rate per unit of use (per hour/day).

-	Machinery and equipment, which include:

(i)
Equipment for natural gas compression and generation of energy. The average term of these contracts is 3 years, featuring minimum payments based on the available power. Variable payments are calculated on the basis of a rate per generation unit.

(ii)
Regasification and gas liquefaction equipment. The average term of these contracts is 4 years, establishing a minimum guaranteed payment on the basis of the availability that the Group has on the aforementioned assets.

-	Transportation equipment, including:

(i)	Vessels and crafts for hydrocarbon transportation, whose average contract term is 3 years, establishing monthly guaranteed payments associated to the Group’s availability over such assets.

(ii)
Truck fleets with average contract terms of 2 years, for which variable payments are estimated based on a rate per unit of use (per kilometer travelled). In some cases minimum payments are associated to the availability that the Group has on the aforementioned assets.

-	Service stations, whose contracts include the lease of land and associated installations with average contract terms of 7 years and for which payments are determined based on a given quantity of fuel.

-	Land and buildings which include mainly:

(i)
Underground reservoirs and lands necessaries to mount the surface installations necessary for the underground storage of natural gas, whose average contract term is 6 years, with minimum guaranteed quotas.

(ii)	Permits for the use of ports and land, whose average contract term is 6 years with minimum guaranteed quotas.
With regard to short-term leases and leases of low-value underlying assets, the Group continues recognizing them as expense for the fiscal year, in accordance with the option specified in the standard, except those that are capitalized. The Group did not identify any low-value leases other than those whose underlying asset corresponds to printers, cell phones, computers, photocopiers, among others, which are not material. Variable payments of leases related to the performance/use of the underlying asset are subject to the same accounting treatment.
Payments of short-term leases, low-value leases and the variable charge related to the performances/use of the underlying assets are classified in the statement of cash flows in operating activities, except for those which are capitalized, which are classified as cash used in investing activities. Additionally, cash payments of principal and interest are disclosed as payments in cash flows used in financing activities.

-	Lease liabilities measured as the discounted aggregate amount of future lease payments.
Considering the complexity of determining the implicit interest rate in the lease, the lessee’s incremental borrowing rate to the lease liabilities of the initial date of each contract is applied. Lease liabilities includes:

-	Fixed payments (including in substance fixed payments), less any lease incentive receivable.
-	Variable payments, which depend on an index or a rate, initially measured by using the index or rate on the effective date of the contract.
-	Amounts that the lessee expects to pay as residual value guarantees.
-	The price for the exercise of a purchase option if the Group is reasonably certain to exercise that option.
-	Payment of penalties for terminating the lease, if the lease period reflects that the Group will exercise the option to terminate it (i.e., because there is a reasonable certainty thereon).
Subsequently, the Group increases the lease liability to reflect the accrued interest (and recognized in the consolidated comprehensive income statement), deducts the installments that are being paid from such liability and recalculates the book value to reflect any review, amendment to the lease or review of the so-called “in-substance” fix payments, by applying a revised discount rate, if applicable.
The Group reviews the lease liability when there is a change in:

-	The amount expected to be paid under a residual value guarantee.
-	Future rental payments to reflect the variation of an index or an interest rate used to determine such rental payments (including, i.e., a market rent review).
-
The term of duration of the lease as a result of a change in the non-cancellable period of the lease (i.e., if the lessee does not exercise an option previously included in the determination of the lease period).

-	The evaluation of the purchase option of the underlying asset.
The Group as lessor
The Group does not have any significant assets leased to third parties.
2.b.13) Earnings per share
Earnings per share is calculated by dividing the net profit or loss for the year attributable to YPF’s shareholders by the weighted average of shares of YPF outstanding during the fiscal year net of repurchased shares as mentioned in Note 31.

Diluted earnings per share is calculated by dividing the net profit or loss for the year by the weighted average of shares outstanding, and when dilutive, adjusted for the effect of all potentially dilutive shares, including share options, as if they had been converted.
As of December 31, 2022, 2021 and 2020 there are no YPF instruments outstanding that imply the existence of potential ordinary shares (taking into account the Company’s intent to cancel the share-based benefit plans through their repurchase in the market), thus the basic earnings per share matches the diluted earnings per share. See Note 31.
2.b.14) Financial liabilities
Financial liabilities are initially recognized at their fair value, net of the transaction costs incurred. Because the Group does not have financial liabilities whose characteristics require the recognition at their fair value, according to IFRS, after their initial recognition, financial liabilities are measured at amortized cost. Any difference between the financing received (net of transaction costs) and the repayment value is recognized in the consolidated statement of comprehensive income over the life of the related debt instrument, using the effective interest rate method.
The Group eliminates a financial liability (or a part thereof) from its consolidated statement of financial position when it has been extinguished, i.e., when the obligation has been paid or canceled or has expired.
The Group will account for a swap of financial instruments with substantially different conditions by eliminating the original financial liability and registering a new financial liability. Similarly, the Group will account for a substantial change in the current conditions of an existing financial liability or part of it as a cancellation of the original financial liability and the recognition of a new financial liability.
At the closing of these consolidated financial statements, the Group’s financial liabilities measured at amortized cost include accounts payable, other liabilities, loans and lease liabilities.
2.b.15) Taxes, withholdings and royalties
Income tax
The Group recognizes accounting charges for income tax by applying the deferred tax method, which considers the effect of temporary differences between the carrying amount of an asset or a liability and its tax base and the tax loss carryforwards and other tax credits, which may be used to offset future taxable income, at the statutory rate then in force, at the time of its use or reversion.
Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.
Tax expense for the fiscal year includes current and deferred income tax. Income tax is recognized in the consolidated statement of net income, except to the extent that it relates to items recognized in other comprehensive income or directly in equity, in which case, is also recognized in other comprehensive income or directly in equity, respectively.
Tax expense is calculated on the basis of the tax laws enacted or substantially enacted at the date of the end of the fiscal year, in the countries where the Company and its subsidiaries operate and generate taxable income. The Group periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. The Group establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

The regulatory framework related to the income tax is described in Note 35.e.1).
Royalties and withholding regimes for hydrocarbon exports and agricultural products
Royalty expense (see Note 35.a.1)) and extraordinary production fees are accounted for as a production cost.
Additionally, the Group is subject to the withholding regimes for hydrocarbon exports and agricultural products outlined in Note 35.f).
2.b.16) Shareholders’ equity accounts
Shareholders’ equity accounts have been valued in accordance with accounting principles in effect as of the transition date to IFRS. The accounting transactions in equity accounts were accounted for in accordance with the decisions adopted in the shareholders’ meetings and legal standards or regulations.
Capital
Consists of the shareholders’ contributions represented by shares and includes the outstanding shares at face value net of treasury shares mentioned in the following section “Treasury shares”. The “Capital” account has remained at its nominal value.
Treasury shares
Corresponds to the reclassification of the nominal value of shares issued and repurchased by YPF in market transactions, as is required by the CNV regulations.
Share-based benefit plans
Corresponds to cumulative accrued balances related to share-based benefit plans to be settled in equity instruments, as mentioned in Note 2.b.10).
Acquisition cost of treasury shares
Corresponds to the cost incurred in the acquisition of the shares that YPF holds as treasury shares (see Notes 2.b.10), 30 and 37). Considering Article 3, item 11, section c), Chapter III, Title IV of regulations of the CNV, the balance of this account in the currency of legal tender in Argentina, which is the Argentine peso, restricts the distribution of retained earnings. As of December 31, 2022 the restricted balance amounts to 30.
Share trading premiums
Corresponds to the difference between accrued amount in relation to the share-based benefit plans and acquisition cost of the shares settled during the fiscal year in relation with the mentioned plans.
Considering Article 3, item 11, section e), Chapter III, Title IV of regulations of the CNV, when the balance of the “Share trading premiums” account in the currency of legal tender in Argentina, which is the Argentine peso, is negative, the distribution of retained earnings is restricted by the negative balance of this account. As of December 31, 2022 the restricted balance amounts to 38.

Issuance premiums
Corresponds to the difference between the amount of subscription of the capital increase and the face value of the shares issued.
Legal reserve
In accordance with the provisions of the LGS and the regulation of the CNV, YPF must set aside a legal reserve of not less than 5% of the positive result resulting from the algebraic sum of net income, prior-year adjustments, transfers from other comprehensive income to unappropriated retained earnings and losses from previous years, until such reserve reaches 20% of the sum of the “Capital” and “Adjustment of capital” accounts and the translation differences related to such accounts according to the regulation of the CNV. As of December 31, 2022, the legal reserve has been fully integrated, amounting to 787.
Reserve for future dividends
Corresponds to the allocation made by the YPF’s Shareholders’ meeting, whereby a specific amount is transferred to the reserve for future dividends. In compliance with the LGS, we declare dividends in the currency of legal tender in Argentina, which is the Argentine peso. The dividends are declared and distributed based on the last annual audited financial statements in Argentine pesos submitted to the CNV.
Reserve for investments and Reserve for purchase of treasury shares
Corresponds to the allocation made by the YPF’s Shareholders’ meeting, whereby a specific amount is being assigned to be used in future investments and in the purchase of YPF’s shares to meet the obligations arising from share-based benefit plan described in Note 2.b.10).
Other comprehensive income
Includes income and expenses recognized directly in other comprehensive income and the transfer of such accounts to the income statement of the fiscal year or to retained earnings, as defined by IFRS.
Unappropriated retained earnings and losses
Includes accumulated profits or losses without a specific appropriation, adjustments to income of previous years produced by the application of accounting standards and the amounts transferred from “Other comprehensive income” account. When the net balance of these results at the end of a fiscal year is positive can be distributed upon the decision of the Shareholders’ meeting, while not subject to legal restrictions (see “Acquisition cost of treasury shares” and “Share trading premiums” sections).
Additionally, pursuant to the regulations of the CNV, when the net balance of “Other comprehensive income” account in the currency of legal tender in Argentina, which is the Argentine peso, is positive, it will not be distributed or capitalized nor used to compensate accumulated losses, but will be computed as part of retained earnings in order to make comparisons to determine the situation of the Company in relation to articles 31, 32 and 206 of the LGS, or other legal or regulatory rules making reference to limits or ratios with capital and reserves, not specifically and expressly provided for under CNV rules. When the net balance of these results at the end of a fiscal year is negative, a restriction on the distribution of retained earnings for the same amount will be imposed
Non-controlling interest
Corresponds to the interest in the net assets of Metrogas (30%) and YTEC (49%), representing the rights on shares that are not owned by YPF.

2.b.17)	Derivative financial instruments and hedge transactions
Derivative financial instruments are recognized at fair value. The method of recognizing the resulting profit or loss depends on whether the derivative is designated as a hedge instrument, and, if so, the nature of the item being hedged.
The Group manages exposures to several risks using different financial instruments. The Group does not use derivative financial instruments for speculative purposes.
The Group’s policy is to apply hedge accounting to hedging relationships where it is both permissible and practical under IFRS 9, and its application reduces volatility. Transactions that may be effective hedges in economic terms may not always qualify for hedge accounting under IFRS 9.

-	During the fiscal year ended December 31, 2022, the Group entered into forward contracts transactions for grains and contracts of swap of exchange rate and has not applied hedge accounting.

-	During the fiscal year ended December 31, 2021 and 2020, the Group entered into forward contracts transactions for dollars and grains and has not applied hedge accounting.
Profit or losses from these derivative financial instruments are classified in “Financial Results, net”, in the statement of comprehensive income.
Fair values of derivative financial instruments that are traded in active markets are computed by reference to market prices. The fair value of derivative financial instruments that are not traded in an active market is determined using valuation techniques. The Group uses its judgment to select a variety of methods and make assumptions that are mainly based on market conditions existing at the end of each fiscal year.
2.b.18) Trade receivables and other receivables
Trade receivables and other receivables are initially recognized at fair value and subsequently measured at amortized cost using the effective interest rate method.
Under IFRS 9, a provision for bad debt is created by preparing a matrix per category and grouping the assets based on the type of customer: i) related parties; ii) public sector; and iii) private sector. These groups are subsequently divided into sub-groups based on special characteristics indicative of the repayment capacity, such as i) payment arrears; ii) existence of guarantees; and iii) existence of a legal proceeding already initiated or in process of initiation for collection purposes, among others. Once each group is defined, an expected bad-debt rate is assigned based on historical default rates adjusted to future economic conditions.
The carrying amount of the asset is reduced through the provision for bad debt, and the amount of the loss is recognized in the statement of comprehensive income within “Selling expenses”, as well as subsequent recoveries.
2.b.19) Cash and cash equivalents
In the statement of cash flow, cash and cash equivalents include cash in hand, deposits held at call with banks and other short-term highly liquidity investments with original maturities of 3 months or less. They do not include bank overdrafts, which are presented as loans.
2.b.20) Dividends distribution
Dividends payable by the Group are recognized as liabilities in the fiscal year in which they are approved.
2.b.21) Business combinations
Business combinations are accounted for by applying the acquisition method when the Group takes effective control over the acquired company.

The Group recognizes in its financial statements the identifiable assets acquired, the liabilities assumed, any non-controlling interest and goodwill, if any, in accordance with IFRS 3 “Business Combinations”.
The acquisition cost is measured as the sum of the consideration transferred, measured at fair value at its acquisition date and the amount of any non-controlling interest in the acquired entity. The Group will measure the non-controlling interest in the acquired entity at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s identifiable net assets.
If the business combination is achieved in stages, the Group will remeasure its previously held equity interest in the acquired entity at its acquisition date fair value and recognize a profit or loss in the statement of comprehensive income.
The goodwill cost is measured as the excess of the consideration transferred over the identifiable assets acquired and liabilities assumed net by the Group. If this consideration is lower than the fair value of the assets identifiable and liabilities assumed, the difference is recognized in the statement of comprehensive income.
IFRS 3 authorizes a term of 12 months from the acquisition date to complete the measurement process of a business combination. When this is not recorded at the closing of the fiscal year in which the business combination takes place, the Group reports provisional amounts.
2.b.22) Total or partial disposal of foreign operation whose functional currency is other than the dollar
On the disposal of a foreign operation (a disposal of the Group’s entire interest, or a partial disposal involving loss of control over a subsidiary), all of the translation differences accumulated in equity in respect of that operation attributable to the equity holders of the Company are reclassified to profit or loss of that fiscal year.
In the case of a partial disposal that does not result in the Group losing control over a subsidiary that includes a foreign operation, the proportionate share of accumulated translation differences is reclassified to non-controlling interest and are not recognized in profit or loss.
Goodwill and fair value adjustments arising on the acquisition of a foreign entity are treated as assets and liabilities of the foreign entity and translated using the closing rate. Translation differences arising are recognized in other comprehensive income.
2.b.23) Segment Information
Business segments are reported in a manner consistent with the internal reporting provided to the top authority decision-maker, who is the person responsible for allocating resources and assessing the performance of the segments. Business segments are described in Note 5.
2.b.24) Assets held for disposal and related liabilities
An asset (or group of assets) is classified as held for disposal together with its related liabilities when the Group is expected to recover their value by means of a sale transaction (rather than through use) and where such sale is highly probable. In the event that the Group is engaged in a disposal plan, which involves the loss of control of a subsidiary, it will classify the assets and liabilities of such subsidiary as held for disposal provided that they comply with the criteria required by the IFRS 5 “Non-current Assets Held for Sale and Discontinued Operations”, regardless of whether the Group withholds a non-controlling interest in its former subsidiary after the transaction.
In order to apply the above classification, the asset (or group of assets) must be available for its immediate disposal or dilution in its current conditions, exclusively subject to the usual and habitual terms for the disposal or dilution of this asset (or group of assets).

For the transaction to be highly probable the appropriate level of the Company’s Management must be committed to a plan and an active program must have been actively initiated. In addition, the disposal of the asset (or groups of assets) must be actively negotiated at a reasonable price in relation to its or their current fair value. Moreover, the transaction must also be expected to meet the conditions for recognition as a completed disposal within one fiscal year after the classification date, with the exceptions permitted by IFRS 5, and the activities required to complete the disposal plan should indicate that it is unlikely that significant changes are made to the plan or that it will be canceled.
Assets classified as held for disposal will be measured at the lower value of their carrying amount or fair value less sale-related costs.
As of December 31, 2022, there were no assets held for disposal.
As of December 31, 2021 and 2020, the Group classified certain assets of property, plant and equipment as assets held for disposal.
2.b.25) Borrowing costs
Borrowing costs that are directly attributable to the acquisition, construction or production of suitable assets for which a prolonged period is required in order to place them in the conditions required for their use or sale, are capitalized as part of the cost of those assets until the assets are substantially ready for use or sale. Interests are capitalized according to the average debt rate of the Group. The rest of the borrowing costs are recognized as expenses in the period in which they are incurred.
2.b.26) New standards issued
As required by IAS 8, below is a summary of the standards and interpretations issued by the IASB:

•	Standards and interpretations, the application of which is mandatory from January 1, 2022 and which have been adopted by the Group, if applicable
Amendments to IAS 16 - Proceeds before intended use
In May 2020, the IASB issued amendments that are applicable for fiscal years beginning on or after January 1, 2022, allowing for their early application.
Following the amendment to IAS 16, an entity may not deduct from the cost of an element of “Property, plant and equipment” any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating. The proceeds from selling any such items, and the production cost of those items, will be recognized in the net income for the corresponding period. Entities shall disclose separetely the amounts of proceeds and costs, that relate to items that do not proceed from the entity’s ordinary activities.
The amendment clarifies that an element of “Property, plant and equipment” is in preparation and testing process when assesing the technical and physical performance of the asset. Therefore, an asset may be able to operate in the manner intended by the Company and consequently be subject to depreciation before it has reached the level of operating performance expected by the Company.
The implementation of the aforementioned amendments has not significantly affected the Group’s consolidated financial statements.

Amendments to IAS 37 - Onerous Contracts
In May 2020, the IASB issued amendments that are applicable for fiscal years beginning on or after January 1, 2022, allowing for their early application.
The amendment clarifies the meaning of “cost of fulfilling a contract” for the purpose of assessing whether the contract is onerous. The direct cost of fulfilling a contract consists of both the incremental cost of fulfilling that contract (for example, direct labour and materials), as well as an allocation of other costs that relate directly to fulfilliment of contracts (for example, an allocation of the depreciation charge for an item of property, plant and equipment used to fulfill that contract).
The amendment also clarifies that an entity must recognize any impairment loss that has occurred in the assets used to fulfill the contract before recording an onerous loss and when determining such onerosity, the present obligation under an existing contract must be considered, and therofore, does not recognize future operating losses.
The implementation of the aforementioned amendments has not significantly affected the Group’s consolidated financial statements.
Amendments to IFRS 3 - Reference to the Conceptual Framework 2018
In May 2020, the IASB issued amendments that are applicable for fiscal years beginning on or after January 1, 2022, allowing for their early application.
After updating the reference that the IFRS 3 makes to the 2018 Conceptual Framework on the definition of the concepts of assets and liabilities in a business combination, its application could change which assets and liabilities that meet the requirements for recognition in a business combination. In some of these cases, the post-acquisition accounting required by other IFRS Standards could lead to immediate derecognition of assets or liabilities recognized in a business combination, resulting in so called “Day 2 gains or losses” that do not depict an economic gain or loss.
To remedy this situation, the new exception in IFRS 3 for liabilities and contingent liabilities specifies that, for some types of liabilities and contingent liabilities, an entity applying IFRS 3 should refer to IAS 37, or IFRIC 21 “Levies”, instead of the 2018 Conceptual Framework. It has also been clarified that the acquirer must not recognize contingent assets on the acquisition date as defined in IAS 37.
The implementation of the aforementioned amendments has not affected the Group’s consolidated financial statements.
Amendments to IFRS 16 - Reductions in lease payments related to COVID-19 as from June 2021
In March, 2021, the IASB issued amendments applicable to fiscal periods beginning on or after 1 April, 2021, allowing for their early implementation.
A lessee may decide to account for changes in lease payments as a consequence of COVID-19 pandemic arising from rent reductions in the same way it would account for the change applying IFRS 16, as if such change were not a lease modification.
This option exclusively applies to rent reductions only as a direct consequence of the COVID-19 pandemic and provided they meet the following conditions:

-	Change in lease payments results in revised consideration for the lease that is substantially the same, or lower than, the consideration for the lease immediately preceding the change.

-
Any reduction in lease payments affects only payments originally due until June 30, 2022 (for example, a rent reduction would meet this condition if it results in reduced lease payments until June 30, 2022 and increased lease payments beyond June 30, 2022).

-	There is no significant change in the terms and conditions of the lease.
The Group has not exercised the option mentioned above.

Anual improvements to IFRS - Standards 2018-2020
In May 2020, the IASB issued the 2018-2020 cycle of annual improvements that are applicable for fiscal years beginning on or after January 1, 2022, allowing for their early application.
A summary of the main modified standards and their purpose follows:

Standard	Amended Subject	Detail
IFRS 1 “First-time adoption of IFRS”	Subsidiary as a First-time IFRS adopter
When a subsidiary becomes a first-time adopter later than its parent company, it may elect to measure its assets and liabilities according to how their parent measured them in their consolidated financial statements, based on the parent’s date of transition to IFRSs (without considering consolidation adjustments and for the purposes of the business combination for which the parent company acquired the subsidiary). After the amendment, this exception is extended to accumulated translation differences.

A similar election is available for an associate or joint venture.

IFRS 9 “Financial Instruments”	Fees in the “10 per cent” Test for Derecognition of financial liabilities
An entity must derecognise the original financial liability and recognise a new financial liability when, among other requirements, there is a substantial modification of the terms of an existing financial liability.

The terms are substantially different if the discounted present value of the cash flows under the new terms using the original effective interest rate is at least 10% different from the discounted present value remaining cash flows of the original financial liability, including any fees paid net of any fees received in the 10 per cent test. The amendment clarifies that when determining this value, only the items paid or received between the borrower and the lender are included, including those paid or received by one or the other on behalf of the other.

IFRS 16 “Leases”	Illustrative examples- Lease incentives	Reimbursement relating to leasehold improvements is removed from illustrative Example 13.

IAS 41 “Agriculture”	Taxation in fair value measurements
Paragraph 22 was amended to remove the requirement to exclude cash flows for taxation when measuring fair value, as to aline the requirements in IAS 41 on fair value measurements with those in IFRS 13 “Fair Value Measurement”.

The implementation of the aforementioned amendments has not significantly affected the Group’s consolidated financial statements.

•	Standards and interpretations, the application of which is not mandatory as of the closing date of these consolidated financial statements and which, therefore, have not been adopted by the Group
Amendments to IFRS 10 and IAS 28 - Sale or contribution of assets between an investor and its associate or joint venture
In September 2014, the IASB amended IFRS 10 and IAS 28 to clarify that in transactions involving a controlled entity, the extent of the profit or loss to be recognized in the financial statement depends on whether the sold or contributed controlled company is considered a business in accordance with IFRS 3.
On August 10, 2015, the IASB issued a proposal to postpone the effective date of these changes indefinitely depending on the outcome of its research project on accounting by the equity method, which was approved in December 2015.
Amendments to IAS 1 - Classification of liabilities
In January 2020, the IASB issued amendments to IAS 1 “Presentation of Financial Statements” in relation to the classification of liabilities into current and non-current, which are retroactively applicable for fiscal years beginning on January 1, 2022, included, (which date was extended to January 1, 2024), allowing for their earlier application.
The amendments clarify that liabilities classification as current or non-current:

-
Must be based on existing rights at the end of the reporting period to defer settlement by at least twelve months and make explicit that only rights in place “at the end of the reporting period” should affect the classification of a liability.

-	Is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability.
It also clarifies that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services.
As of the date of issuance of these consolidated financial statements, the Group anticipates that the implementation of these amendments will have no significant impact on its financial statements. The Group decided not to early adopt these changes.
Amendments to IAS 1 and IFRS Practice Statement 2 - Disclosure of Accounting Policies
In February 2021, the IASB issued the following amendments to IAS 1, related to material accounting policies, applicable to fiscal years beginning on or after January 1, 2023, allowing for their early application:

-	The term significant accounting policies is replaced with material accounting policies.
-	Guidance and explanatory guidance are added to help entities identify the material accounting policies required to be disclosed.
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Accounting policies may be material, regardless of the magnitude of the amounts involved, and therefore, the nature of such policies, as well as certain conditions, such as whether they are related to the full understanding of another accounting policy deemed material, should be analyzed.

-	If the entity discloses accounting policies deemed immaterial, such disclosure should not lead to confusion.
As of the date of issuance of these consolidated financial statements, the Group anticipates the implementation of these amendments will not significantly affect its financial statements. The Group decided not to early adopt these changes.
Amendments to IAS 8 - Definition of accounting estimates
In February 2021, the IASB issued amendments to IAS 8, related to the definition of accounting estimates, effective for fiscal years beginning on or after January 1, 2023, allowing for their early application.

The amendments include the definition of the concept of accounting estimates in order to help entities to distinguish between accounting policies and accounting estimates - as the previous definition was interrelated to the definition of accounting policy and could lead to an error - defining accounting estimates as “monetary amounts in financial statements that are subject to measurement uncertainty”.
The IASB clarifies that changes in accounting estimates are accounted for prospectively, and if such changes are based both on new information that was not available when the previous measurements were made, as well as changes affecting the variables used in such estimate, they should not be treated as the correction of an error.
As of the date of issuance of these consolidated financial statements, the Group anticipates the implementation of such amendments will not significantly affect its financial statements. The Group decided not to early adopt these changes.
Amendments to IAS 12 - Deferred tax related to assets and liabilities arising from a single transaction
On May 2021, the IASB issued amendments to IAS 12 “Income Tax” related to the initial recognition of the deferred tax in transactions in which an asset and a liability are simultaneously recognized, which are applicable to fiscal years beginning on or after January 1, 2023, allowing for their early application.
The amendments introduce an exception to the initial recognition exemption, with specifications on how entities should account for the income tax and the deferred tax in transactions in which the initial recognition of assets and liabilities give rise, at the same time, to equal amounts of taxable and deductible temporary differences. Therefore, in transactions where an asset and a liability are recognized, for example in relation to leases and abandonment or decommissioning obligations, the deferred tax generated by such transactions should be recognized.
As of the date of issuance of these consolidated financial statements, the Group anticipates the implementation of the amendments mentioned above will have an impact on the presentation of the items that make up deferred tax assets and liabilities, as they are now grouped by their nature. The Group decided not to early adopt these changes.
Amendments to IFRS 16 - Leases
In September 2022, the IASB issued amendments to IFRS 16 related to the measurement of leases in sale and leaseback transactions, as it failed to specify how to measure those leases after initial recognition, which are applicable to fiscal years beginning on or after January 1, 2024, retroactively, enabling their early application.
Pursuant to this amendment to IFRS 16, a seller-lessee is required to measure lease liabilities arising from a sale and leaseback transaction without recognizing a gain or loss for the right-of-use it retains, and is not prevented from recognizing a gain or loss for the total or partial termination of the lease.
As of the date of issuance of these consolidated financial statements, the Group anticipates that the application of the amendments mentioned above will not significantly affect its financial statements. The Group decided not to early adopt these changes.
Amendments to IAS 1 and Practice Statement 2 - Non-current liabilities with covenants
On October 2022 the IASB issued amendments to IAS 1 in relation to the classification of non-current liabilities with covenants, which are applicable retroactively to fiscal years beginning on or after January 1, 2024, allowing for their early implementation and due to the application of the amendments issued by the IASB regarding the classification of liabilities (see section “Amendments to IAS 1 - Classification of liabilities” of this note).
The amendments clarify that the classification of loans agreements with covenants as non-current liabilities may be affected when an entity is required to comply with such covenants on or before the date of the reporting period, even if the covenant is evaluated later.

In addition, certain additional requirements are incorporated related to the disclosure of information in notes, as this will allow financial statement users to understand the risk that non-current liabilities might fall due in the 12 months following the reporting period.
As of the date of issuance of these consolidated financial statements, even though the Group is in process of assessing the impact of implementing these amendments, their application is not expected to have a significant impact on the financial statements, except for additional disclosures supplementing the information that is being reported. The Group decided not to early adopt these changes.
Additionally, for fiscal years beginning on or after January 1, 2023, amendments to IFRS 17 “Insurance contracts” are of mandatory implementation, which were not included as they are not applicable to the Group since it does not carry out related activities.
2.c) Accounting Estimates and Judgments
The items in the financial statements and areas which require the highest degree of judgment and estimates in the preparation of these financial statements are:
Oil and natural gas reserves
Estimating oil and natural gas reserves is an integral part of the Group’s decision-making process. The volume of oil and natural gas reserves is used to calculate depreciation and to assess the impairment of the capitalized costs related to the Upstream assets (see Notes 2.b.8) and 2.b.9) and the section “Provision for impairment of property, plant and equipment” of this Note).
The Group prepares its estimates of crude oil and gas reserves in accordance with the rules and regulations established by Rule 4-10 (a) of Regulation S-X of the SEC for the crude oil and natural gas industry.
Provision for litigation and other contingencies
The final costs arising from litigation and other contingencies, and the perspective given to each issue by the Company may vary from their estimates due to different interpretations of laws, contracts, opinions and final assessments of the amount of the claims. Changes in the facts or circumstances related to these types of contingencies and the strategy defined in each case can have, consequently, a significant effect on the amount of the provisions for litigation and other contingencies recorded or the perspective given by the Company.
Provision for environmental costs and provision for obligations for the abandonment of hydrocarbon wells
Given the nature of its operations, the Group is subject to various laws and regulations relating to the protection of the environment. These laws and regulations may, among other things, impose liability on companies for the cost of pollution cleanup and environmental damages resulting from operations. YPF believes that the Group’s operations are in substantial compliance with laws and regulations of Argentina and the countries where the Group operates, relating to the protection of the environment as such laws have historically been interpreted and enforced.
The Group periodically conducts new studies to increase its knowledge of the environmental situation in certain geographic areas where it operates in order to establish the status, cause and necessary remediation of a given environmental issue and, depending on its years of existence of the environmental situation, analyze the Argentine Government’s possible responsibility for any environmental liabilities existing prior to December 31, 1990. The Group cannot estimate what additional costs, if any, will be required until such studies are completed and evaluated; however, provisional remedial actions or other measures may be required.
In addition to the hydrocarbon wells abandonment legal obligations, provisions have been made for environmental liabilities whose evaluations and/or remediations are probable and can be reasonably estimated, based on the Group’s remediation program. Legislative changes, on costs and/or in the technologies may cause a re-evaluation of the estimates. The Group cannot predict what environmental legislation or regulation will be enacted in the future or how future laws or regulations will be administered. In the long-term, these potential changes and ongoing studies could materially affect the Group’s future results of operations.

The main guidelines on the provision for the obligations for the abandonment of hydrocarbon wells are set forth in detail in Note 2.b.6).
Income tax and deferred income tax
The proper assessment of income tax expenses depends on several factors, including interpretations related to tax treatment for transactions and/or events that are not expressly provided for by currents tax laws, options established by the law or its regulations, as well as estimates of the timing and realization of deferred income taxes. The Group also evaluates if the tax authority will accept an uncertain tax treatment. Additionally, the current collection and payment of income tax expenses may differ from these estimates due to, among others, changes in applicable tax regulations and/or their interpretations, as well as unanticipated future transactions. See Note 17.
Provision for impairment of property, plant and equipment
The main guidelines used in estimating the recoverable amount of property, plant and equipment is detailed in Notes 2.b.8) and 2.b.9).
The determination of whether an asset is impaired, and by how much, involves the Group’s estimates of highly uncertain matters such as the effects of inflation and deflation on operating expenses, discount rates, production profiles, reserves and future prices of the products, including the prospects of supply and demand conditions of the world or regional market for oil, natural gas and refined products, all of which affect the prices taken into account in the projections. Consequently, for oil and natural gas assets, the expected future cash flows are determined using the Group’s best estimate of future oil and natural gas prices and production volumes and reserves. The foregoing implies the use of estimates about future commodity prices, production and development costs, field decline rates, current tax regimes and other factors. These estimates and the Group’s judgment on which the estimates of expected cash flows are based are subject to changes as new information becomes available. Changes in economic conditions may also affect the rate used to discount future cash flow estimates.
In general, the Group does not consider temporarily low (or high) prices or margins as an impairment indicator (or reversal of an impairment charge). The impairment assessment mainly reflects long-term prices that are consistent with intermediate points between the maximum and minimum ranges observed in the market and that are in the range of price forecasts published by third-party experts of the oil and natural gas industry and government agencies, within which are the long and short term projections of the US Energy Information Administration and the Brent crude forward curve. Natural gas prices correspond to the average weighted price per basin and channel, determined according to current contracts and regulations and the market’s supply and demand. However, the pricing assumptions used by the Company may be subject to change.

2.d) Comparative Information
Balance items as of December 31, 2021 and 2020 presented in these financial statements for comparison purposes correspond to the functional currency of the company according to IAS 21, considering the changes in comparative figures as mentioned in Note 2.b.1) (“Presentation currency” section) and Note 5 and non-significant additional information disclosures.
Additionally, from this fiscal year the Group has made a change in the turnover tax charge presentation in the “Taxes, charges and contributions” line under “Selling expenses” (see Note 26), which was previously included in “Revenues”. The comparative information for the years ended December 31, 2021 and 2020 has been restated. “Revenues” and “Selling expenses” increased by 450 and 322 for the years ended December 31, 2021 and 2020, respectively. This change had no effect on the Group’s statements of financial position, statements of changes in shareholders’ equity, statements of cash flows, operating profit or loss and net profit or loss.